Property and Equiprmnet, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Office Equipment		$ 9	$ 17
Less-accumulated depreciation		(4)	(4)
Property and equipment, net	$ 5	$ 5	$ 13